Cross Shore Discovery Fund
Schedule of Investments
December 31, 2021
(Unaudited)
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					Initial		Available
	% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	11.2%		$ 1,440,187	$ 4,862,641	1/2/2015	Quarterly	3/31/2022

EVR Offshore Partners Fund, Ltd., Class B, Series 1121	4.2%		1,750,000	1,816,545	11/1/2021	Quarterly	3/31/2022	(3)(4)

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	5.9%		1,600,000	2,577,116	2/1/2018	Quarterly	3/31/2022

Hill City Capital Offshore Fund Ltd., Class A, Series 14	4.2%		1,749,595	1,830,349	11/1/2021	Quarterly	3/31/2022	(4)(7)
Hill City Capital Offshore Fund Ltd., Class C, Series 14-SP5	0.0%	(5)	405	350	11/1/2021	N/A	(6)
Total Hill City Capital Offshore Fund Ltd.	4.2%		1,750,000	1,830,699

Rip Road Offshore Fund Ltd., Class E-1A, Series I00015782	3.1%		1,500,000	1,320,835	8/1/2020	Quarterly	3/31/2022	(4)

Rivulet Capital Offshore Fund, Ltd., Class A, Series 1	4.0%		1,083,076	1,750,631	6/1/2015	Quarterly	3/31/2022	(4)

Stony Point Capital Partners Offshore Ltd., Founders Class, Series 2020-08	2.1%		1,000,000	907,931	8/1/2020	Quarterly	3/31/2022	(4)

TCIM Offshore Fund, Ltd., Class A-33, Series 2019-12	5.6%		1,756,890	2,435,949	12/1/2019	Monthly	1/31/2022

Thames Absolute Return Offshore Fund, Ltd., Class B-2, Series 1	6.6%		1,550,000	2,850,371	11/1/2017	Quarterly	3/31/2022

Wolf Hill Offshore Fund, Ltd., Class A-OS, Series 2021-07	3.0%		1,300,000	1,290,162	7/1/2021	Quarterly	3/31/2022

Total Long/Short Generalist	49.9%		14,730,153	21,642,880

Long/Short Sector:
Energy
Encompass Capital Fund Offshore, Ltd., Class A, Series 1	6.3%		1,900,000	2,714,325	1/1/2020	Quarterly	3/31/2022

Financial Services
BHZ Consolidation Cayman Fund, LP, Class C	5.1%		1,950,000	2,198,956	5/1/2018	Quarterly	3/31/2022

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund, Ltd., Class A-1	10.0%		1,200,000	4,353,288	5/1/2017	Quarterly	3/31/2022
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	6.8%		2,100,000	2,929,142	1/1/2019	Quarterly	3/31/2022

Total Healthcare, Biotechnology	16.8%		3,300,000	7,282,430

Healthcare, Consumer
Armistice Capital Offshore Fund, Ltd., Class A, Series 2019-04B	0.0%	(5)	17,040	8,200	4/1/2019	N/A	(6)
Armistice Capital Offshore Fund, Ltd., Class A, Series 2015-09B	0.0%	(5)	4,503	3,714	9/1/2015	N/A	(6)
Armistice Capital Offshore Fund, Ltd., Class A, Series 2013-08B	0.0%	(5)	3,108	2,812	1/2/2015	N/A	(6)
Total Armistice Capital Offshore Fund, Ltd.	0.0%	(5)	24,651	14,726

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	6.4%		1,585,524	2,779,163	5/15/2019	Quarterly	3/31/2022	(4)
Center Lake Capital, Ltd., Class A, Initial Series	5.4%		1,850,000	2,328,576	5/1/2019	Semi-Annual	6/30/2022
Whale Rock Flagship Fund, Ltd., Class A-1, Series I000157582	6.5%		1,241,653	2,818,880	4/1/2015	Quarterly	3/31/2022
Total Technology, Media and Telecommunications	18.3%		4,677,177	7,926,619

Total Long/Short Sector	46.5%		11,851,828	20,137,056

Total Investments In Portfolio Funds	96.4%		$ 26,581,981	$ 41,779,936

	% of
Money Market Funds	Net Assets	Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 0.05%(8)	9.0%	$ 3,890,624	$ 3,890,235	3,889,069

Total Investments	105.4%	$ 30,472,605	$ 45,670,171

Liabilities in Excess of Other Assets	(5.4)%		$ (2,334,313)

Net Assets	100.0%		$ 43,335,858

* Non-income producing security.
(1) There were no unfunded capital commitments as of December 31, 2021.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to hard lock through March 31, 2023.
(4) Subject to 25% investor level quarterly gate.
(5) Amount is less than 0.05%.
(6) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(7) Subject to hard lock through December 31, 2022.
(8) Rate disclosed is the seven day effective yield as of December 31, 2021.